Consolidated Statements of Comprehensive Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Earnings [Abstract]
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	$ 1,158	$ 2,685	$ 1,578
Reclassification adjustment for net gains included in net earnings, taxes	$ 100	$ 73	$ 204